1933 Act File No. 33-12322
                                   1940 Act File No. 811-5035

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       x

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   16      ........       x

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    x

   Amendment No.   12      .......................       x

                  FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

              (Exact Name of Registrant as Specified in Charter)

        Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire,
                          Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
  x on February 29, 1996 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 x  filed the Notice required by that Rule on February 15, 1996; or
    intends to file the Notice required by that Rule on or about             ;
                                                                 ------------
   or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                  Copies to:

Matthew J. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037





                            CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Trust Expenses.
Item 3.   Condensed Financial
          Information..............Financial Highlights.
Item 4.   General Description of
           Registrant..............General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies; Investment
                                   Limitations; Performance Information.

Item 5.   Management of the Fund...Trust Information; Management of the Trust;
                                   Distribution of Shares; Administration of
                                   the Trust.
Item 6.   Capital Stock and Other
           Securities..............Account and Share Information; Tax
                                   Information; Federal Income Tax; State and
                                   Local Taxes.
Item 7.   Purchase of Securities Being
           Offered.................Net Asset Value; How To Purchase Shares.

Item 8.   Redemption or Repurchase.How To Redeem Shares.

Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............Cover Page.

Item 11.  Table of Contents........Table of Contents.

Item 12.  General Information and
           History.................About Federated Investors.

Item 13.  Investment Objectives and
           Policies................Investment Policies; Investment
                                   Limitations.

Item 14.  Management of the Fund...Federated Short-Term U.S. Government Trust
                                   Management; Trustees Compensation; Trustee
                                   Liability; The Funds.
Item 15.  Control Persons and Principal
           Holders of Securities...Share Ownership.

Item 16.  Investment Advisory and Other
           Services................Investment Advisory Services; Other
                                   Services; Trust Administration; Custodian and Portfolio Recordkeeper; Transfer Agent; Independent Auditors; Shareholder Services.

Item 17.  Brokerage Allocation.....Brokerage Transactions.

Item 18.  Capital Stock and Other
           Securities..............Not applicable.

Item 19.  Purchase, Redemption and
           Pricing of Securities Being
           Offered.................Determining Net Asset Value; Redemption In
                                   Kind.

Item 20.  Tax Status...............The Trust's Tax Status; Massachusetts
                                   Partnership Law.

Item 21.  Underwriters.............Not applicable.

Item 22.  Calculation of Performance
           Data....................Performation Information; Yield; Effective
                                   Yield; Total Return; Performance
                                   Comparisons.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
PROSPECTUS


The shares of Federated Short-Term U.S. Government Trust (the "Trust") offered by this prospectus represent interests in an open-end, diversified management investment company (a mutual fund). The Trust invests in short-term U.S. government securities to achieve high current income consistent with stability of principal and liquidity.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.


The Trust has also filed a Statement of Additional Information dated February 29, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated February 29, 1996



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF TRUST EXPENSES                                                      1

------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       4

TRUST INFORMATION                                                              5
------------------------------------------------------
  Management of the Trust                                                      5
  Distribution of Shares                                                       6
  Administration of the Trust                                                  6

NET ASSET VALUE                                                                7
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         7
------------------------------------------------------

HOW TO REDEEM SHARES                                                           8
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                  9
------------------------------------------------------

TAX INFORMATION                                                               10

------------------------------------------------------

  Federal Income Tax                                                          10

  State and Local Taxes                                                       10

PERFORMANCE INFORMATION                                                       10
------------------------------------------------------

FINANCIAL STATEMENTS                                                          11
------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS  19
------------------------------------------------------

ADDRESSES                                                                     20
------------------------------------------------------



SUMMARY OF TRUST EXPENSES

--------------------------------------------------------------------------------


                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)........   None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage
  of offering price).................................................................   None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable).............................................   None
Redemption Fee (as a percentage of amount redeemed, if applicable)...................   None
Exchange Fee.........................................................................   None
                                 ANNUAL OPERATING EXPENSES
                          (As a percentage of average net assets)
Management Fee (after waiver)(1).....................................................  0.28%
12b-1 Fee............................................................................   None
Total Other Expenses.................................................................  0.18%
     Shareholder Services Fee (after waiver)(2)..............................   0.05%
          Total Operating Expenses(3)................................................  0.46%




(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.



(2) The maximum shareholder services fee is 0.25%.



(3) The total operating expenses would have been 0.78% absent the voluntary waivers of portions of the management fee and the shareholder services fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



                    EXAMPLE                        1 year      3 years      5 years      10 years
-----------------------------------------------    -------     --------     --------     ---------
  You would pay the following expenses on a
  $1,000 investment, assuming (1) 5% annual
  return and (2) redemption at the end of each
  time period..................................      $5          $15          $26          $58




     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Independent Public Accountants on page 19.



                                                                   YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------------------------
                               1995       1994        1993        1992       1991        1990       1989       1988     1987(A)
                              ------     ------      ------      ------     ------      ------     ------     ------    -------
NET ASSET VALUE,
BEGINNING OF PERIOD           $ 1.00     $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00
----------------------------
INCOME FROM INVESTMENT
OPERATIONS
----------------------------
  Net investment income         0.06       0.04        0.03        0.04       0.06        0.08       0.09       0.07      0.05
----------------------------
LESS DISTRIBUTIONS
----------------------------
  Distributions from net
  investment income            (0.06)     (0.04)      (0.03)      (0.04)     (0.06)      (0.08)     (0.09)     (0.07)    (0.05)
----------------------------   -----      -----       -----       -----      -----       -----      -----      -----    ------
NET ASSET VALUE,
END OF PERIOD                 $ 1.00     $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00
----------------------------   -----      -----       -----       -----      -----       -----      -----      -----     -----
TOTAL RETURN (B)                5.72%      3.99%       2.95%       3.64%      5.93%       8.11%      9.17%      7.47%     4.95%
----------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------
  Expenses                      0.46%      0.45%       0.46%       0.46%      0.46%       0.46%      0.47%      0.48%     0.42%*
----------------------------
  Net investment income         5.57%      3.89%       2.92%       3.58%      5.80%       7.82%      8.80%      7.39%     6.76%*
----------------------------
  Expense waiver/
  reimbursement (c)             0.32%      0.11%       0.05%       0.03%      0.03%       0.04%      0.04%      0.08%     0.20%*
----------------------------
SUPPLEMENTAL DATA
----------------------------
Net assets, end of period
(000 omitted)                 $773,851   $977,106    $1,084,680  $1,012,509 $959,881    $1,091,158 $923,088   $564,343  $206,644
----------------------------




  * Computed on an annualized basis.



(a) Reflects operations for the period from April 16, 1987 (date of initial public investment) to December 31, 1987. For the period from the start of business, April 6, 1987 to April 15, 1987, net investment income was distributed to the Trust's adviser.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 2, 1987. The Trust is designed for institutional investors such as banks, fiduciaries, custodians of public funds, and similar institutional investors, such as corporations, unions, hospitals, insurance companies, and municipalities as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing only in short-term U.S. government securities. A minimum initial investment of $25,000 within a 90-day period is required.


The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Trust is high current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Trust pursues its investment objective by investing only in a portfolio of short-term U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Trust's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS. As a matter of fundamental policy which cannot be changed without shareholder approval, the Trust invests only in short-term U.S. government securities. This policy is achieved by purchasing instruments which are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:


     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.


The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Trust may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Trust will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trust's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Trust on a timely basis and the Trust may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.


The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


The Trust will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The adviser has undertaken to reimburse the Trust up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Trust, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Research and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25 of 1.00% of the average daily net asset value of the Trust, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their client or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.



ADMINISTRATION OF THE TRUST


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Administrative Services provides these at an annual rate as specified below:

                                 AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    ----------------------------------
     .15  of 1%              on the first $250 million
     .125 of 1%               on the next $250 million
     .10  of 1%               on the next $250 million
     .075 of 1%         on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.



NET ASSET VALUE

--------------------------------------------------------------------------------

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.



PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Federated Short-Term U.S. Government Trust; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Federated Short-Term U.S. Government Trust. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Trust shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.



HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Short-Term U.S. Government Trust, Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.


STATE AND LOCAL TAXES



In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Trust advertises its total return, yield, and effective yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.


FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                VALUE
------------        ---------------------------------------------------------------   ------------
SHORT-TERM OBLIGATIONS--45.7%
-----------------------------------------------------------------------------------
$  7,000,000    (a) Federal Farm Credit Bank, Discount Note--0.9%
                    6.66%, 2/23/1996                                                  $  6,936,415
                    ---------------------------------------------------------------
  27,600,000        Federal Home Loan Bank Notes--3.6%
                    6.015%-6.85%, 2/28/1996-6/13/1996                                   27,609,678
                    ---------------------------------------------------------------
  13,700,000    (a) Federal Home Loan Bank, Discount Notes--1.7%
                    5.69%-6.38%, 1/19/1996-2/16/1996                                    13,619,295
                    ---------------------------------------------------------------
  26,000,000    (b) Federal Home Loan Bank, Floating Rate Notes--3.4%
                    5.53%-5.55%, 1/2/1996                                               25,992,131
                    ---------------------------------------------------------------



  25,298,000    (a) Federal Home Loan Mortgage Corp. Discount Notes--3.2%
                    5.69%-7.13%, 2/8/1996-2/16/1996                                     25,131,718
                    ---------------------------------------------------------------
  26,900,000        Federal National Mortgage Association--3.5%
                    5.41%-5.91%, 6/28/1996-12/6/1996                                    26,886,363
                    ---------------------------------------------------------------
  51,500,000    (a) Federal National Mortgage Association, Discount Notes--6.6%
                    5.61%-6.01%, 2/9/1996-4/15/1996                                     50,785,306
                    ---------------------------------------------------------------
  39,500,000    (b) Federal National Mortgage Association, Floating Rate
                    Notes--5.1%
                    5.15%-5.49%, 1/2/1996-1/3/1996                                      39,474,513
                    ---------------------------------------------------------------
  68,640,000    (b) Housing & Urban Development, Floating Rate Notes--8.9%
                    6.11%, 1/2/1996                                                     68,640,000
                    ---------------------------------------------------------------
   9,798,990    (b) Export/Import Bank, Floating Rate Note--1.3%
                    6.32%, 1/3/1996                                                      9,794,134
                    ---------------------------------------------------------------
   4,000,000        Student Loan Marketing Association Note--0.5%
                    6.943%, 2/21/1996                                                    4,000,970
                    ---------------------------------------------------------------
  22,000,000    (b) Student Loan Marketing Association, Floating Rate Notes--2.8%
                    5.20%-5.30%, 1/3/1996                                               21,994,655
                    ---------------------------------------------------------------
  10,700,000    (a) U.S. Treasury Bills--1.3%
                    5.27%-5.45%, 5/30/1996-6/27/1996                                    10,436,928
                    ---------------------------------------------------------------
  22,000,000        U.S. Treasury Notes--2.9%
                    6.50%-7.375%, 5/15/1996-9/30/1996                                   22,146,785
                    ---------------------------------------------------------------   ------------
                    TOTAL SHORT-TERM OBLIGATIONS                                       353,448,891
                    ---------------------------------------------------------------   ------------




FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                VALUE
------------        ---------------------------------------------------------------   ------------
(C) REPURCHASE AGREEMENTS--54.3%
-----------------------------------------------------------------------------------
$ 26,000,000        Bank of Tokyo Ltd., 5.95%, dated 12/29/1995, due 1/2/1996         $ 26,000,000
                    ---------------------------------------------------------------
  26,400,000        Deutsche Bank Government Securities, Inc., 5.93%-5.95%, dated
                    12/29/1995, due 1/2/1996                                            26,400,000
                    ---------------------------------------------------------------
  19,000,000        First Union Capital Markets Corp., 6.00%, dated 12/29/1995, due
                    1/2/1996                                                            19,000,000
                    ---------------------------------------------------------------
  35,000,000        Fuji Government Securities, Inc., 5.95%, dated 12/29/1995, due
                    1/2/1996                                                            35,000,000
                    ---------------------------------------------------------------
  35,000,000        Goldman, Sachs & Co., 5.94%, dated 12/29/1995, due 1/2/1996         35,000,000
                    ---------------------------------------------------------------
  35,000,000        HSBC Securities, Inc., 5.95%, dated 12/29/1995, due 1/2/1996        35,000,000
                    ---------------------------------------------------------------
  35,000,000        Merrill Lynch, Pierce, Fenner and Smith, Inc., 6.00%, dated
                    12/29/1995, due 1/2/1996                                            35,000,000
                    ---------------------------------------------------------------
  35,000,000        Nomura Securities International, Inc., 6.00%, dated 12/29/1995,
                    due 1/2/1996                                                        35,000,000
                    ---------------------------------------------------------------
 125,000,000        PaineWebber Inc., 5.93%-5.95%, dated 12/29/1995, due 1/2/1996      125,000,000
                    ---------------------------------------------------------------
  10,000,000    (d) Lehman Brothers, Inc., 5.60%, dated 12/21/1995, due 2/20/1996       10,000,000
                    ---------------------------------------------------------------
  24,000,000    (d) Morgan Stanley and Co., Inc., 5.81%, dated 12/28/1995, due
                    1/11/1996                                                           24,000,000
                    ---------------------------------------------------------------
  15,000,000    (d) UBS Securities, Inc., 5.72%, dated 12/21/1995, due 1/16/1996        15,000,000
                    ---------------------------------------------------------------   ------------
                    TOTAL REPURCHASE AGREEMENTS                                        420,400,000
                    ---------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                          $773,848,891
                    ---------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at the time of purchase.

(b) Current rate and next demand date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($773,851,300) at December 31, 1995.

(See Notes which are an integral part of the Financial Statements)


FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------


ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $420,400,000
-----------------------------------------------------------------
Investments in securities                                            353,448,891
-----------------------------------------------------------------   ------------
     Total investments in securities, at amortized cost and value                   $773,848,891
--------------------------------------------------------------------------------
Income receivable                                                                      2,711,899
--------------------------------------------------------------------------------
Receivable for shares sold                                                               457,056
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    777,017,846
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for shares redeemed                                              438,438
-----------------------------------------------------------------
Income distribution payable                                            2,569,481
-----------------------------------------------------------------
Payable to Bank                                                           60,059
-----------------------------------------------------------------
Accrued expenses                                                          98,568
-----------------------------------------------------------------   ------------
     Total liabilities                                                                 3,166,546
--------------------------------------------------------------------------------    ------------
NET ASSETS for 773,851,300 shares outstanding                                       $773,851,300
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$773,851,300 / 773,851,300 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $49,861,095
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                 $ 3,308,383
--------------------------------------------------------------------
Administrative personnel and services fee                                   626,051
--------------------------------------------------------------------
Custodian fees                                                              157,999
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     72,364
--------------------------------------------------------------------
Directors'/Trustees' fees                                                    15,503
--------------------------------------------------------------------
Auditing fees                                                                16,759
--------------------------------------------------------------------
Legal fees                                                                    6,300
--------------------------------------------------------------------
Portfolio accounting fees                                                   112,956
--------------------------------------------------------------------
Shareholder services fee                                                  2,067,739
--------------------------------------------------------------------
Share registration costs                                                     20,544
--------------------------------------------------------------------
Printing and postage                                                          8,068
--------------------------------------------------------------------
Insurance premiums                                                           12,071
--------------------------------------------------------------------
Taxes                                                                         6,312
--------------------------------------------------------------------
Miscellaneous                                                                18,686
--------------------------------------------------------------------    -----------
     Total expenses                                                       6,449,735
--------------------------------------------------------------------
Waiver--
--------------------------------------------------------------------
  Waiver of investment advisory fee                      $  (995,954)
------------------------------------------------------
  Waiver of shareholder services fee                      (1,654,191)
------------------------------------------------------   -----------
     Total waivers                                                       (2,650,145)
--------------------------------------------------------------------    -----------
          Net expenses                                                                   3,799,590
-----------------------------------------------------------------------------------    -----------
               Net investment income                                                   $46,061,505
-----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                   YEAR ENDED DECEMBER 31,
                                                             -----------------------------------
                                                                  1995                1994
                                                             ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                        $    46,061,505     $    39,173,285
---------------------------------------------------------    ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                         (46,061,505)        (39,173,285)
---------------------------------------------------------    ---------------     ---------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                   2,288,288,246       3,137,334,559
---------------------------------------------------------
Net assets value of shares issued to shareholders in
  payment of distributions declared                                8,919,702           6,460,619
---------------------------------------------------------
Cost of shares redeemed                                       (2,500,462,612)     (3,251,369,237)
---------------------------------------------------------    ---------------     ---------------
     Change in net assets resulting from share
       transactions                                             (203,254,664)       (107,574,059)
---------------------------------------------------------    ---------------     ---------------
          Change in net assets                                  (203,254,664)       (107,574,059)
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                              977,105,964       1,084,680,023
---------------------------------------------------------    ---------------     ---------------
End of period                                                $   773,851,300     $   977,105,964
---------------------------------------------------------    ---------------     ---------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION


Federated Short-Term U.S. Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.


(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and


FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
--------------------------------------------------------------------------------

     maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At December 31, 1995, capital paid-in aggregated $773,851,300. Transactions in shares were as follows:

                                                                    YEAR ENDED DECEMBER 31,
                                                                    1995               1994
-------------------------------------------------------------  --------------     --------------
Shares sold                                                     2,288,288,246      3,137,334,559
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                          8,919,702          6,460,619
-------------------------------------------------------------
Shares redeemed                                                (2,500,462,612)    (3,251,369,237)
-------------------------------------------------------------  --------------     --------------
  Net change resulting from share transactions                   (203,254,664)      (107,574,059)
-------------------------------------------------------------  --------------     --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Research, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
--------------------------------------------------------------------------------


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:


We have audited the accompanying statement of assets and liabilities of Federated Short-Term U.S. Government Trust (a Massachusetts business trust), including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for the periods presented, and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term U.S. Government Trust as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the periods presented, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                                                 ARTHUR ANDERSEN LLP
Pittsburgh, Pennsylvania,

February 5, 1996



ADDRESSES
--------------------------------------------------------------------------------

Federated Short-Term U.S. Government Trust
                                                             Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Research                           Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------

Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, MA 02266-8600

------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company       P.O. Box 8600
                                                             Boston, MA 02266-8600

------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, PA 15222
------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            FEDERATED SHORT-TERM
                                            U.S. GOVERNMENT TRUST
                                            PROSPECTUS

                                            An Open-End, Diversified Management
                                            Investment Company


                                            Prospectus dated February 29, 1996


     FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

     Distributor

     A subsidiary of FEDERATED INVESTORS

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779


     CUSIP 313905101
     8020102A (2/96)





                  FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST


                      STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Federated Short-Term U.S. Government Trust (the "Trust") dated February 29, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                        Statement dated February 29, 1996

Federated Securities Corp.
Distributor
A subsidiary of Federated Investors


INVESTMENT POLICIES              1

 Acceptable Investments          1
 When-Issued and Delayed
  Delivery Transactions          1
 Repurchase Agreements           1
 Reverse Repurchase Agreements   1
 Lending of Portfolio Securities 1
INVESTMENT LIMITATIONS           1

 Regulatory Compliance           3
FEDERATED SHORT-TERM U.S.
    GOVERNMENT TRUST MANAGEMENT  3

 The Funds                       7
 Share Ownership                 7
 Trustee Compensation            7
 Trustee Liability               8
INVESTMENT ADVISORY SERVICES     8

 Investment Adviser              8
 Advisory Fees                   8
  State Expense Limitations      9
BROKERAGE TRANSACTIONS           9

OTHER SERVICES                   9

 Trust Administration            9
 Custodian and Portfolio
  Recordkeeper                   9
 Transfer Agent                 10
 Independent Public Accountants 10
SHAREHOLDER SERVICES            10

DETERMINING NET ASSET VALUE     10

REDEMPTION IN KIND              10


Table of Contents
MASSACHUSETTS PARTNERSHIP LAW   11

THE TRUST'S TAX STATUS          11

PERFORMANCE INFORMATION         11

 Yield                          11
 Effective Yield                11
 Total Return                   11
 Performance Comparisons        12
ABOUT FEDERATED INVESTORS       12

 Mutual Fund Market             12
 Institutional Clients          12
 Trust Organizations            13
 Broker/Dealers and Bank
  Broker/Dealer Subsidiaries    13





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees without shareholder approval.
ACCEPTABLE INVESTMENTS
Some of the short-term U.S. government securities the Trust may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Trust may purchase variable rate U.S. government securities upon the determination by the Board of Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS
The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS
The Trust may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Trust transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Trust, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Trust lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Trust. During the time portfolio securities are on loan, the borrower pays the Trust any dividends or interest paid on such securities. Loans are subject to termination at the option of the Trust or the borrower. The Trust may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Trust will not issue senior securities. The Trust will not borrow money except as a temporary measure for extraordinary or emergency pruposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings would not be collateralized. PLEDGING ASSETS
The Trust will not pledge securities except that it may enter into reverse repurchase agreements permitted by its investment objective and policies. LENDING CASH OR SECURITIES
The Trust will not lend any assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Trust from engaging in transactions permitted by its investment objective, policies and limitations or Declaration of Trust.
ACQUIRING SECURITIES
The Trust will not acquire the voting securities of any issuer, except as a part of a merger, consolidation, reorganization, or acquisition of assets.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Trust will not invest in securities subject to restrictions on resale under federal securities law.
INVESTING IN ILLIQUID SECURITIES
The Trust will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Trust will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Trust will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Trust will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE TRUST
The Trust will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Trust will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Trust will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.


For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
</ R>
The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



REGULATORY COMPLIANCE
The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will determine the effective maturity of its investments according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.




FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Short-Term U.S. Government Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors

3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111

Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director,

Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

THE FUNDS
As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust

for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Trust`s outstanding shares.
As of February 5, 1996, the following shareholder(s) of record owned 5% or more of the outstanding shares of the Trust: Leeds & Co., New York, New York, owned approximately 34,053,883 (5.07%) shares.
TRUSTEE COMPENSATION


                       AGGREGATE
NAME ,                COMPENSATION
POSITION WITH             FROM               TOTAL COMPENSATION PAID
TRUST                   TRUST*#                FROM FUND COMPLEX +


John F. Donahue,         $ 0            $-0- for the Trust  and
Chairman and Trustee                    54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley,++      $ 1,860        $86,331 for the Trust  and
Trustee                                 54 other investment companies in the
                                        Fund Complex
John T. Conroy,          $ 2,001        $115,760 for the Trust  and
Trustee                                 54 other investment companies in the
                                        Fund Complex
William J. Copeland,     $ 2,001        $115,760 for the Trust  and
Trustee                                 54 other investment companies in the
                                        Fund Complex
James E. Dowd,           $ 2,001        $115,760 for the Trust  and

Trustee                                 54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D., $ 1,860        $104,898 for the Trust  and
Trustee                                 54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr., $ 2,001        $115,760 for the Trust  and
Trustee                                 54 other investment companies in the
                                        Fund Complex
Glen R. Johnson,         $ 0            $-0- for the Trust  and
President and Trustee                   9 other investment companies in the
                                        Fund Complex

Peter E. Madden,         $ 1,860        $104,898 for the Trust  and
Trustee                                 54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer,         $ 1,860        $104,898 for the Trust  and
Trustee                                 54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,     $ 1,860        $104,898 for the Trust  and
Trustee                                 54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar,        $ 1,860        $104,898 for the Trust  and
Trustee                                 54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts,       $ 1,860        $104,898 for the Trust  and
Trustee                                 54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended December 31, 1995.

#The aggregate compensation is provided for the Trust which is comprised of one portfolio.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Trust's investment adviser is Federated Research. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Research receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended December 31, 1995, 1994 and 1993, the adviser earned $3,308,383, $4,025,146, and $4,074,942, respectively, of which $995,954, $1,078,279, and $484,73, respectively, were waived.


  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Trust's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Trust for its expenses over the limitation.
     If the Trust's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees. This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended December 31, 1995, 1994, and 1993, the Trust paid no brokerage commissions.

Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.


OTHER SERVICES

TRUST ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Trust's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators.") For the fiscal years ended December 31, 1995, 1994, and 1993, the Administrators earned $626,051, $743,194, and $593,548, respectively.
 Dr. Henry J. Gailliot, an officer of Federated Research, the adviser to the Trust, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. It also provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Shareholder Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.
INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Trust are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ending December 31, 1995, payments in the amount of $2,067,739 were made pursuant to the Shareholder Services Agreement, $1,654,191 of which was paid to financial institutions.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE TRUST'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The Trust's yield for the seven-day period ended December 31, 1995, was 5.40% EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.The Trust's effective yield for the seven-day period ended December 31, 1995, was 5.55%

TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Trust's average annual total returns for the one- and five- year periods ended December 31, 1995, and for the period from April 16, 1987 (date of initial public investment), through December 31, 1995, were 5.72%, 4.44% and 5.95%, respectively.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12 month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *Source: Investment Company Institute
8020102B (2/96)
CUSIP 313905101



PART C. OTHER INFORMATION.




Item 24.  Financial Statements and Exhibits:



          (a)  Financial Statements (Filed in Part A)
          (b)  Exhibits:
                (1) Conformed copy of Declaration of Trust of the Registrant
                    (3);
                (2) (i)  Copy of By-Laws of the Registrant (1);
                    (ii) Copy of Amendment No. 1 to By-Laws (2);
                    (iii)Copy of Amendment No. 2 to By-Laws (2);
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Beneficial
                    Interest of the Registrant (2);
                (5) Conformed copy of Investment Advisory Contract of the
                    Registrant (5);
                (6) (i) Conformed Copy of Distributors Contract (5);
                    (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b) (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).
                (7) Not applicable;










+    All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed March 4, 1987. (File Nos. 33-12322 and 811-
     5035)
2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed October 22, 1987. (File Nos. 33-12322 and 811-5035)
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 10, 1987. (File Nos. 33-12322 and 811-5035)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed December 22, 1989. (File Nos. 33-12322 and 811-5035)







                (8) (i)Conformed copy of the Custodian Agreement of
                    the Registrant (7);
                (9) (i) Conformed copy of Shareholder Services Agreement of the
                    Registrant (7);
                    (ii) Conformed copy of Administrative Services Agreement of the Registrant (7);
                    (iii) Conformed Copy of Agreement for Trust Accounting, Shareholder Recordkeeping, and Custody Services Procurement
                    (7);
                    (iv) The responses described in Item 24(b)(6)
               are hereby incorporated by reference
               (10) Not applicable;
               (11) Conformed copy of Consent of Independent Public
                    Accountants;+
               (12) Not applicable;
               (13) Conformed copy of Initial Capital Understanding (3);
               (14) Not applicable;
               (15) Not applicable;
               (16) Copy of Schedule for Computation of Trust Performance Data
                    (4);
               (17) Copy of Financial Data Schedule;+
               (18) Not applicable;
               (19) Conformed copy of Power of Attorney.+






+    All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 10, 1987. (File Nos. 33-12322 and 811-5035)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed February 23, 1989. (File Nos. 33-12322 and 811-5035)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed February 24, 1995. (File Nos. 33-12322 and 811-5035)




Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record    Holders
          Title of Class                as of February 5, 1996

          Shares of Beneficial Interest       2,756
          (no par value)

Item 27.  Indemnification:  (1)

Item 28.  Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Short-Term U.S. Government Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947.

             The remaining Officers of the investment adviser are: William D. Dawson, Henry A. Frantzen, J. Thomas Madden and Mark L. Mallon, Executive Vice President; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan
             C. Conley, J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchek, Marian R. Marinack, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stoltz, Sandra L. Weber, Christopher H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement under "The Funds."

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed March 4, 1987. (File Nos. 33-12322 and 811-
     5035)


Item 29.  Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated
          U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.








          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Richard B. Fisher         Director, Chairman, Chief    Vice President Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.
John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




   (c)   Not applicable.

Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                         Federated Investors Tower
                                   Pittsburgh, PA  15222-3779

Federated Shareholder Services Company  P.O. Box 8600
("Transfer Agent, Dividend         Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative Services  Federated Investors Tower
("Administrator")                  Pittsburgh, PA  15222-3779

Federated Research                 Federated Investors Tower
("Adviser")                        Pittsburgh, PA  15222-3779

State Street Bank and Trust Company     P.O. Box 8600
("Custodian")                             Boston, MA   02266-8600

Item 31.  Management Services: Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of Special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of February, 1996.

                  FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

               BY: /s/S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               February 28, 1996




   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE               DATE

By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact February 28, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below
   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President and Trustee

David M. Taylor*            Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee